Leases - Summary of Maturity of the Lease Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Up to 1 month
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 102,002	$ 117,881
Over 1 month and up to 3 months [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	167,767	205,207
Over 3 months and up to 6 months
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	230,466	281,639
Over 6 months and up to 12 months
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	375,032	477,223
Total up to 12 months
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	875,267	1,081,950
Over 12 months and up to 24 months [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	459,239	719,887
Over 24 months
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	630,752	964,557
Total over 12 months
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 1,089,991	$ 1,684,444